14. STATEMENT OF CASH FLOWS COMPLEMENTARY INFORMATION (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Of Cash Flows Complementary Information
Increase (decrease) in trade receivables and other receivables	$ 17	$ (172)	$ (65)
Increase in inventories	(28)	(18)	(11)
Increase in trade payables and other payables	97	22	10
Increase in deferred income	0	2	0
Decrease in salaries and social security payable	15	14	(1)
Decrease in defined benefit plans	(2)	(3)	(3)
(Decrease) increase in tax payables	20	35	(26)
(Increase) decrease in provisions	(9)	(60)	(48)
Income tax and minimum notional income tax paid	(87)	(49)	(56)
(Payments) proceeds from derivative financial instruments, net	9	(24)	23
Total changes in operating assets and liabilities	$ 32	$ (253)	$ (177)